Share-based compensation	9 Months Ended
Sep. 30, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based compensation
12.	Share-based compensation:

A summary of the Company’s outstanding restricted shares, phantom share units, stock appreciation rights (“SARs”) and restricted stock units as of and for the nine months ended September 30, 2016 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number of	W.A. grant	Number of	W.A. grant	Number of	W.A. grant	Number of	W.A. grant
	shares	date FV	units	date FV	SARs	date FV	units	date FV
December 31, 2015	44,947	$18.39	647,001	$14.73	5,876,811	$2.30	32,828	$21.03
Granted	56,861	15.48	60,000	18.84	—	—	528,232	16.57
Vested	(44,947)	18.39	—	—	—	—	(37,374)	18.56
Exchanged	—	—	(70,000)	19.91	—	—	—	—
Expired	—	—	—	—	(1,047,460)	2.09	—	—
Cancelled	—	—	—	—	—	—	(299)	20.21
September 30, 2016	56,861	$15.48	637,001	$14.55	4,829,351	$2.31	523,387	$16.71

At September 30, 2016, there was $16,501,000 (December 31, 2015 – $1,956,000) of total unamortized compensation costs relating to unvested share-based compensation awards which are expected to be amortized over a weighted average period of 27 months.

At September 30, 2016, there are 1,253,635 (December 31, 2015 – 1,418,715) shares remaining for issuance under the Company’s Stock Incentive Plan.

12.	Share-based compensation (continued):
(a)	Restricted shares and phantom share units:

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years. During the three and nine months ended September 30, 2016, the fair value of restricted shares vested was nil and $827,000, respectively, (September 30, 2015 – nil and $1,028,000).

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At September 30, 2016, 537,001 (December 31, 2015 – 547,001) of the outstanding phantom share units were vested and available for exchange by the holder.

(b)	Restricted stock units:

Under the Company’s Cash and Share Bonus Plan, the Company grants restricted stock units to eligible participants. The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant. The restricted stock units are valued at the market price of the underlying securities on the grant date and the compensation expense, based on the estimated number of awards expected to vest, is amortized over the three-year vesting period. Upon vesting of the restricted stock units, the participant will receive Class A common shares.

In May 2016, 479,714 restricted stock units were granted to the Company’s chief executive officer.  Each equal tranche will vest if the executive is employed with the Company on May 31 of each year over the next five years, commencing on May 31, 2017.

(c)	Performance stock units:

In May 2016, 786,147 performance stock units were granted to the Company’s chief executive officer.  The weighted average grant date fair value was $10.23 per unit.  Each tranche will vest when both its time and performance vesting hurdles are met.  Time vesting will occur for a given tranche of performance stock units if the executive is employed with the Company on May 31 of each year over the next five years, commencing on May 31, 2017.  Performance vesting will occur for a given tranche of performance stock units if the stock price of a Class A common share equals or exceeds the target performance vesting share price for such tranche for any 20 consecutive trading days on or before May 31, 2021.  Upon vesting of the performance stock units, the executive will receive Class A common shares.

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the performance stock units were as follows:

Average expected term	3.03 years
Expected volatility	32.25%
Dividend yield	8.95%
Average risk free rate	1.38%

12.	Share-based compensation (continued):
(c)	Performance stock units (continued):

The following table provides information about the performance stock units granted:

		Performance Vesting Price	Time Vesting
Tranche	Number of PSUs	per Share	(continued employment)
1	127,316	$17.60	May 31, 2017
2	140,806	$18.48	May 31, 2018
3	155,212	$19.40	May 31, 2019
4	171,612	$20.37	May 31, 2020
5	191,201	$21.39	May 31, 2021
	786,147

During the three and nine months ended September 30, 2016, the Company amortized $1,986,000 and $4,254,000, respectively, (September 30, 2015 - $797,000 and $2,511,000) in compensation cost related to the above share-based compensation awards.

(d)	Other share-based awards:

During the three and nine months ended September 30, 2016, the Company incurred $1,600,000 and $7,598,000, respectively, (September 30, 2015 – $1,452,000 and $6,755,000) in arrangement fees that were primarily capitalized to deferred financing fees of which $800,000 and $3,799,000, respectively, (September 30, 2015 – $726,000 and $3,377,000) are settled in Class A common shares.

During the three and nine months ended September 30, 2016, the Company incurred $1,278,000 and $4,890,000, respectively, (September 30, 2015 – $1,761,000 and $7,465,000) in transaction fees that were capitalized to vessels of which $639,000 and $2,445,000, respectively, (September 30, 2015 – $881,000 and $3,732,000) are settled in Class A common shares.

During the three and nine months ended September 30, 2016, the Company also amortized $150,000 and $450,000, respectively, (September 30, 2015 – $150,000 and $450,000) in share-based compensation expenses related to the accrued portion of a performance based bonus that may be settled in stock-based awards in future periods.  The number of shares issued under each of these arrangements is based on volume weighted average share prices as defined in the underlying agreements.